Derivatives and Hedging Instruments - Derivative Fair Values (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 currency		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Currency Exposure, Number of Functional Currencies	50
Maximum Period For Cash Flow Hedging Activity	15 months
AOCI balance related to gain (loss) of derivative instruments, net of tax	$ (10)		$ 0
Interest Rate Swap Beginning Notional	560
Interest Rate Swap Ending Notional	341
Derivative Assets, Fair Value	1		6
Derivative Liabilities, Fair Value	20		12
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	0		6
Derivative Liabilities, Fair Value	17		9
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	1		0
Derivative Liabilities, Fair Value	3		3
Foreign Exchange Forward Contracts [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	28		166
Derivative Assets, Fair Value	0		6
Foreign Exchange Forward Contracts [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	72		58
Derivative Liabilities, Fair Value	1		0
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	169		114
Derivative Assets, Fair Value	1		0
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	245		148
Derivative Liabilities, Fair Value	3		3
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
AOCI balance related to gain (loss) of derivative instruments, net of tax	(10)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	0		0
Derivative Assets, Fair Value	0		0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	560	[1]	560	[1]
Derivative Liabilities, Fair Value	16	[1]	9	[1]
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	5	[1]	3	[1]
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	$ 11	[1]	$ 6	[1]

[1]	As of December 31, 2012, approximately $5 million was recorded in other current liabilities and $11 million was recorded in other liabilities related to the interest rate swap. As of December 31, 2011, approximately $3 million was recorded in other current liabilities and $6 million was recorded in other liabilities related to the interest rate swap.